Commitments, guarantees, contingencies and other disclosures - Additional Information (Detail) ₨ in Millions, $ in Millions					12 Months Ended
	Sep. 22, 2020 INR (₨)	Sep. 22, 2020 USD ($)	Oct. 22, 2018 INR (₨)	Oct. 22, 2018 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)	Sep. 22, 2020 USD ($)	Mar. 31, 2020 USD ($)	Oct. 22, 2018 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					₨ 62,810		₨ 64,878	$ 860
Export obligations					21,653		38,269	296
Bonds given to custom authorities					₨ 3,534		6,072	48
Gridco Limited [Member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Percentage of power generated					25.00%	25.00%
Power purchase agreement term					25 years	25 years
Gridco Limited [Member] | Power Purchase Agreements [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					5.00%	5.00%
Gridco Limited [Member] | Power Purchase Agreements [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Additional right percentage of power generated					7.00%	7.00%
Punjab state power corporation limited [member] | Talwandi Sabo Power Limited TSPL [member] | Power Purchase Agreements [member]
Disclosure of contingent liabilities [line items]
Power purchase agreement term					25 years	25 years
Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent asset					₨ 345			5
General customs authority [member]
Disclosure of contingent liabilities [line items]
Bonds issued					17,750		16,950	243
Customs and excise duty [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					6,477		4,713	89
Minimum Work Programme Commitments [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					28,888		29,059	395
Bid Bond [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					794		537	11
Agencies Suppliers And Government Authorities [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					25,501		29,419	349
Demand raised [Member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Income tax demand recovered by tax authorties					58,680	$ 802
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					4,691			64
Petroleum profit share			₨ 23,015	$ 314
Loss Contingency, Deposits Sought, Value					6,377	87
Loss Contingency Receivable Proceeds					6,157	84
Loss contingency award receivable	₨ 660								$ 9
Loss Contingency Bank Guarantees Received	₨ 1,466	$ 20
Deposits from customers			₨ 6,817		6,817			93			$ 93
Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					4,691	64	6,958
Loss Contingency, Deposits Sought, Value					4,105	56
Ravva Joint Venture Arbitration Proceedings BDC [Member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					2,126	29
Legal proceedings contingent liability [Member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					9,650		8,752	132
Legal proceedings contingent liability [Member] | Imposition of Entry Tax [member] | States of Chhattisgarh, Odish and Rajasthan [member]
Disclosure of contingent liabilities [line items]
Contingent liability					14,119		13,664	193
Legal proceedings contingent liability [Member] | Department of mines and Geology [Member] | Hindustan Zinc Limited (HZL) [member]
Disclosure of contingent liabilities [line items]
Contingent liability					3,339		3,339	46		$ 46
Legal proceedings contingent liability [Member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					9,455	129
Development cost					20,377	278
Development cost disallowed over run related to BDC					₨ 1,613	$ 22
Percentage of legal cost					50.00%	50.00%
Legal proceedings contingent liability [Member] | Ravva Joint Venture arbitration proceedings: ONGC Carry [member] | Vedanta Limited 1 [member] | Government of India [Member]
Disclosure of contingent liabilities [line items]
Petroleum profit share					₨ 2,126	$ 29
Legal proceedings contingent liability [Member] | Additional payment on law [member] | Refund sought by the Company of ED cess paid till March 2006 [Member] | Bharat aluminium company limited [member]
Disclosure of contingent liabilities [line items]
Contingent liability					9,304		8,407	127
Legal proceedings contingent liability [Member] | Miscellaneous disputes [Member]
Disclosure of contingent liabilities [line items]
Contingent liability					47,820		39,960	654
Tax contingent liability [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Dividend paid					50	$ 1
Contingent asset					43,840			598				₨ 204,947	$ 2,802
Tax contingent liability [member] | Volcan Investments Limited [member]
Disclosure of contingent liabilities [line items]
Amount of indemnities and other guarantees					1,150		1,150	16
Tax contingent liability [member] | Interest expense [member] | Cairn India Limited ("Cairn") 3 [member]
Disclosure of contingent liabilities [line items]
Contingent liability												₨ 102,473	$ 1,401
Tax contingent liability [member] | Other Tax Disputes [member]
Disclosure of contingent liabilities [line items]
Contingent liability					₨ 19,442		₨ 19,093	$ 266